Trade and Other Receivables and Prepayments, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables and prepayments

		December 31,
		2018	2019
	Note	(US$ in millions)
Trade receivables		$461	$506
Less: provision for expected credit losses		(94)	(106)
Trade receivables, net	18(a)	367	400
Other receivables		60	56
Prepayments		41	49
Deferred rent		81	81
Less: amortization of deferred rent		(46)	(50)
provision for doubtful deferred rent		(4)	(3)
Prepayments, net		72	77
Trade and other receivables and prepayments, net		499	533
Less: non-current portion:
prepayments		(3)	(6)
deferred rent		(19)	(17)
		(22)	(23)
Current portion		$477	$510

Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.

Trade and other receivables by currency	The trade and other receivables, net of provision for expected credit losses, are denominated in the following currencies:

	December 31,
	2018	2019
	(US$ in millions)
HK$	$341	$386
US$	57	52
MOP	29	18
	$427	$456

Trade receivables aging
The aging analysis of trade receivables, net of provision for expected credit losses of US$112 million (as at December 31, 2019: US$106 million), is as follows:

	June 30,	December 31,
	2020	2019
	(US$ in millions)
	(Unaudited)	(Audited)
0–30 days	$107	$259
31–60 days	4	42
61–90 days	2	26
Over 90 days	116	73
	$229	$400

The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2018	2019
	(US$ in millions)
0 - 30 days	$236	$259
31 - 60 days	39	42
61 - 90 days	28	26
Over 90 days	64	73
	$367	$400

Disclosure of credit risk exposure
The following table provides information about the exposure to credit risk for trade receivables which are assessed based on provision matrix as at December 31, 2018 and 2019 within lifetime ECL.

		December 31,
		2018	2019
Provision matrix – debtors' aging	Average loss rate	(US$ in millions)
Current (not past due)	—	$86	$169
1-90 days past due	2% - 10%	102	97
91-360 days past due	15% - 25%	56	62
More than 360 days past due	50% - 100%	50	58
		$294	$386

Movements of Lifetime Expected Credit Losses
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2018	2019
	(US$ in millions)
At beginning of year	$111	$94
Provision for expected credit losses, net	7	24
Amounts written-off	(24)	(13)
Exchange difference	—	1
At end of year	$94	$106